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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09685


                      Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


           Pioneer High Yield Fund
           Schedule of Investments  7/31/05 (unaudited)

   Shares                                                                    Value
           CONVERTIBLE PREFERRED STOCKS - 5.5 %
           Materials - 3.8 %
           Construction Materials - 0.6 %
   735,050 TXI Capital Trust I, 5.5%, 6/30/28                            $ 39,325,175
           Diversified Chemical - 0.2 %
   350,000 Celanese Corp., 4.25%, 12/31/49 (b)                           $  9,843,750
           Diversified Metals & Mining - 3.0 %
   198,000 Freeport-MC Copper & Gold., 5.5%, 12/31/49                    $190,302,750
           Paper Packaging - 0.0 %
     7,500 Smurfit-Stone Container                                       $    177,188
           Total Materials                                               $239,648,863
           Media - 0.1 %
           Broadcasting & Cable Television - 0.1 %
    76,200 General Cable Corp., 5.75%, 11/24/13 (b)                      $  6,791,325
           Total Media                                                   $  6,791,325
           Banks - 0.5 %
           Thrifts & Mortgage Finance - 0.5 %
   736,432 Sovereign Cap Trust IV, 4.375%, 3/1/34  +                     $ 34,152,033
           Total Banks                                                   $ 34,152,033
           Utilities - 1.1 %
           Gas Utilities - 0.2 %
    60,000 Semco Energy, Inc., 5.0%, 2/20/15 (144A) +                    $ 12,465,000
           Multi-Utilities - 0.9 %
   689,700 CMS Energy Corp., 4.5%, 12/31/49                              $ 58,883,138
           Total Utilities                                               $ 71,348,138
           TOTAL CONVERTIBLE PREFERRED STOCKS
           (Cost   $324,325,690)                                         $351,940,359
Prinicpal Amount
           CONVERTIBLE CORPORATE BONDS - 27.9 %
           Energy - 0.6 %
           Oil & Gas Exploration & Production - 0.6 %
$26,170,000McMoran Exploration, 6.0%, 7/2/08 +                           $ 35,754,763
           Total Energy                                                  $ 35,754,763
           Materials - 5.0 %
           Commodity Chemicals - 2.7 %
   530,000 Millenium Chemicals, Inc., 4.0%, 11/15/23 (144A)  +           $  1,140,162
78,520,000 Millennium Chemicals, Inc., 4.0%, 11/15/23 (b)  +              168,916,150
                                                                         $170,056,312
           Diversified Metals & Mining - 0.5 %
21,155,000 Inco, Ltd., 3.5%, 3/14/52                                     $ 34,006,663
           Gold - 0.9 %
51,650,000 Coeur D'Alene Mines Corp., 1.25%, 1/15/24                     $ 38,414,688
17,690,000 Placer Dome, Inc., 2.75%, 10/15/23                              17,911,125
                                                                         $ 56,325,813
           Steel - 0.9 %
 4,600,000 Graftech International, 1.625%, 1/15/24 (144A) (b) +          $  3,076,250
82,479,000 Graftech International, 1.625%, 1/15/24 (144A) +                55,157,831
                                                                         $ 58,234,081
           Total Materials                                               $318,622,869
           Capital Goods - 3.4 %
           Aerospace & Defense - 0.4 %
10,250,000 Alliant Techsystems, 2.75%, 2/15/24                             10,762,500
10,650,000 United Industries Corp., 3.75%, 9/15/24  (144A)               $ 12,393,937
                                                                         $ 23,156,437
           Construction & Engineering - 0.8 %
31,610,000 Quanta Services, Inc., 4.0%, 7/1/07                           $ 30,385,113
21,945,000 Quanta Services, Inc., 4.5%, 10/1/23                            24,633,263
                                                                         $ 55,018,376
           Construction & Farm Machinery & Heavy Trucks - 0.7 %
34,850,000 Wabash National Corp., 3.25%, 8/1/08                          $ 43,867,438
           Electrical Component & Equipment - 1.5 %
174,787,000Roper Industries, Inc., 1.4813%, 1/15/34                      $ 94,384,980
           Total Capital Goods                                           $216,427,231
           Consumer Services - 2.6 %
           Specialized Consumer Services - 2.6 %
177,447,000SCI Systems, Inc., 3.0%, 3/15/07                              $166,578,371
           Total Consumer Services                                       $166,578,371
           Media - 1.9 %
           Advertising - 1.9 %
97,923,000 Interpublic Group, 4.5%, 3/15/23 (b)                          $121,302,115
 1,821,000 Interpublic Group, 4.5%, 3/15/23 (144A)                          2,255,764
                                                                         $123,557,879
           Total Media                                                   $123,557,879
           Retailing - 0.7 %
           Automotive Retail - 0.7 %
44,497,000 Sonic Automotive, Inc., 5.25%, 5/7/09                         $ 43,273,333
           Total Retailing                                               $ 43,273,333
           Health Care Equipment & Services - 1.1 %
           Health Care Equipment - 1.1 %
34,600,000 Epix Medical, 3.0%, 6/15/24 (144A)                            $ 26,555,500
52,350,000 Wilson Greatbatch Technology, 2.25%, 6/15/13 +                  44,955,563
                                                                         $ 71,511,063
           Total Health Care Equipment & Services                        $ 71,511,063
           Pharmaceuticals & Biotechnology - 6.0 %
           Biotechnology - 2.9 %
63,690,000 Cubist Pharmaceuticals, 5.5%, 11/1/08                         $ 59,788,988
36,200,000 CV Therapeutics, 2.0%, 5/16/23 +                                31,313,000
55,102,000 CV Therapeutics, 4.75%, 3/7/07 +                                55,849,734
25,636,000 Enzon, Inc., 4.5%, 7/1/08                                       23,296,715
13,549,000 Human Genome Sciences, 3.75%, 3/15/07                           12,871,550
                                                                         $183,119,987
           Pharmaceuticals - 3.1 %
75,655,000 Ivax Corp., 1.875%, 12/15/24                                  $ 95,136,163
 6,230,000 KV Pharmaceutical Co., 2.5%, 5/16/33                             5,786,113
14,230,000 Ligand Pharmaceuticals, 6.0%, 11/16/07                          18,374,488
10,350,000 Valeant Pharmaceuticals, 4.0%, 11/15/13                          9,302,063
56,757,000 Vertex Pharmaceuticals, Inc., 5.75%, 2/15/11 (144A)             69,314,486
                                                                         $197,913,313
           Total Pharmaceuticals & Biotechnology                         $381,033,300
           Software & Services - 1.1 %
           Application Software - 0.7 %
43,650,000 Mentor Graphics, 6.875%, 6/15/07                              $ 43,322,624
   350,000 Serena Software, 1.5%, 12/15/23                                    367,500
                                                                         $ 43,690,124
           IT Consulting & Other Services - 0.4 %
38,900,000 Safeguard Scientifics, 2.625%, 3/15/24                        $ 25,333,625
           Total Software & Services                                     $ 69,023,749
           Technology Hardware & Equipment - 3.1 %
           Communications Equipment - 1.0 %
41,000,000 Adaptec, Inc., 0.75%, 12/22/23                                $ 33,415,000
27,745,000 Finistar Corp., 2.5%, 10/15/10                                  21,502,375
 9,471,000 Finisar Corp., 5.25%, 10/15/08                                   7,044,056
                                                                         $ 61,961,431
           Computer Storage & Peripherals - 0.2 %
14,500,000 Maxtor Corp., 6.8%, 4/30/10 (b)                               $ 13,775,000
           Electronic Equipment & Instruments - 1.4 %
29,691,000 Flir Systems, Inc., 3.0%, 6/1/23                              $ 48,062,305
40,780,000 Veeco Instruments, 4.125%, 12/21/08                             37,160,775
 3,000,000 Vishay Intertechnology, 3.625%, 8/1/23                           2,981,250
                                                                         $ 88,204,330
           Technology Distributors - 0.5 %
29,722,000 Bell Microproducts, Inc., 3.75%, 3/5/24                       $ 33,548,708
           Total Technology Hardware & Equipment                         $197,489,469
           Semiconductors - 2.4 %
           Semiconductor Equipment - 2.4 %
37,016,000 Advanced Energy Industries, Inc., 5.25%, 11/15/06             $ 36,183,140
 6,066,000 Axcelis Technologies, 4.25%, 1/15/07 (b)                         5,868,853
84,087,000 Brooks Automation, Inc., 4.75%, 6/1/08                          79,777,541
 8,308,000 Cymer, Inc., 3.5%, 2/15/09                                       8,058,760
28,102,000 Emcore Corp., 5.0%, 5/15/06                                     25,326,928
                                                                         $155,215,222
           Total Semiconductors                                          $155,215,222
           TOTAL CONVERTIBLE CORPORATE BONDS
           (Cost   $1,691,627,139)                                       $1,778,487,249
   Shares
           PREFERRED STOCKS - 0.3 %
           Real Estate - 0.3 %
           Real Estate Management & Development - 0.3 %
   643,400 Forest City Enterprises, 7.375%, 2/1/34                       $ 16,136,472
           Total Real Estate                                             $ 16,136,472
           TOTAL PREFERRED STOCKS
           (Cost   $16,443,744)                                          $ 16,136,472
           COMMON STOCKS - 6.7 %
           Materials - 1.2 %
           Aluminum - 0.4 %
   828,100 Novelis, Inc.                                                 $ 23,004,618
           Diversified Chemical - -0.0 %
     4,893 Huntsman Corp. *                                              $    103,702
           Paper Products - 0.6 %
 7,550,500 Abitibi-Consolidated, Inc.                                    $ 36,015,885
           Specialty Chemicals - 0.2 %
     8,000 Arch Chemicals, Inc. *                                        $    206,000
 1,042,100 RPM, Inc.                                                       19,539,375
                                                                         $ 19,745,375
           Total Materials                                               $ 78,869,580
           Capital Goods - 0.9 %
           Building Products - 0.7 %
 1,828,895 Lennox International, Inc.                                    $ 44,661,616
           Industrial Machinery - 0.2 %
   168,600 Parker Hannifin Corp.                                         $ 11,080,392
           Total Capital Goods                                           $ 55,742,008
           Retailing - 0.2 %
           Distributors - 0.2 %
   300,000 Wesco International, Inc. *                                   $ 10,227,000
           Total Retailing                                               $ 10,227,000
           Household & Personal Products - 0.1 %
           Personal Products - 0.1 %
   211,600 Alberto-Culver Co. (Class B)                                  $  9,547,392
           Total Household & Personal Products                           $  9,547,392
           Health Care Equipment & Services - 0.3 %
           Health Care Equipment - 0.3 %
   166,750 Bio-Rad Laboratories, Inc. *                                  $ 10,010,003
   278,700 Thermo Electron Corp *                                           8,321,982
                                                                         $ 18,331,985
           Total Health Care Equipment & Services                        $ 18,331,985
           Pharmaceuticals & Biotechnology - 0.8 %
           Biotechnology - 0.2 %
   681,800 Protein Design Labs, Inc. *                                   $ 15,538,222
           Pharmaceuticals - 0.6 %
   906,200 Bristol-Myers Squibb Co.                                      $ 22,636,875
   401,600 Merck & Co., Inc.                                               12,473,696
                                                                         $ 35,110,571
           Total Pharmaceuticals & Biotechnology                         $ 50,648,793
           Insurance - 0.1 %
           Multi-Line Insurance - 0.1 %
    83,200 Hartford Financial Services Group, Inc.                       $  6,703,424
           Total Insurance                                               $  6,703,424
           Real Estate - 2.1 %
           Real Estate Investment Trusts - 2.1 %
 1,000,000 Equity Office Properties Trust                                $ 35,450,000
   821,900 General Growth Properties (b)                                   37,790,962
   705,300 Mack-Cali Realty Corp.                                          33,790,923
 1,449,600 MeriStar Hospitality Corp. *                                    12,930,431
   283,600 Saul Centers, Inc.                                              10,720,080
                                                                         $130,682,396
           Total Real Estate                                             $130,682,396
           Technology Hardware & Equipment - 0.2 %
           Technology Distributors - 0.2 %
   200,000 Fisher Scientific International, Inc. *                       $ 13,410,000
           Total Technology Hardware & Equipment                         $ 13,410,000
           Semiconductors - 0.0 %
           Semiconductor Equipment - -0.0 %
   100,000 FEI Co. *                                                     $  2,269,000
           Total Semiconductors                                          $  2,269,000
           Utilities - 0.8 %
           Gas Utilities - 0.2 %
   200,000 Atmos Energy Corp. (b)                                        $  5,832,000
 1,118,581 Semco Energy, Inc. * (b)                                         7,528,050
                                                                         $ 13,360,050
           Indep Power Producer & Energy Traders - 0.4 %
   691,100 NRG Energy, Inc. *                                            $ 26,503,684
           Multi-Utilities - 0.1 %
   274,600 National Fuel Gas Co.                                         $  8,347,840
           Total Utilities                                               $ 48,211,574
           TOTAL COMMON STOCKS
           (Cost   $403,867,414)                                         $424,643,152
Principal Amount
           CORPORATE BONDS - 59.0 %
           Energy - 4.5 %
           Oil & Gas Equipment And Services - 0.7 %
$44,559,000Holly Energy Partners LP, 6.25%, 3/1/15 (144A)                $ 44,336,205
           Oil & Gas Refining & Marketing - 3.8 %
215,100,000Tesoro Petroleum Corp., 9.625%, 4/1/12 (b)                    $238,761,000
           Total Energy                                                  $283,097,205
           Materials - 17.0 %
           Aluminum - 1.0 %
63,990,000 Novelis, Inc., 7.25%, 2/15/15 (144A)                          $ 65,429,775
           Commodity Chemicals - 3.5 %
53,875,000 Arco Chemical Co., 9.8%, 2/1/20                               $ 60,340,000
 2,500,000 Lyondell Chemical Co., 9.625%, 5/1/07                            2,668,750
13,500,000 Lyondell Chemicals Co., 10.5%, 6/1/13                           15,592,500
19,150,000 Nova Chemicals Corp., 7.25%, 8/15/28                            19,772,375
67,605,000 Nova Chemicals Corp., 7.4%, 4/1/09                              69,886,669
50,370,000 Nova Chemicals Corp., 7.875%, 9/15/25                           50,747,775
 4,495,000 Nova Chemicals, Corp., 6.5%, 1/15/12                             4,466,906
                                                                         $223,474,975
           Construction Materials - 0.3 %
20,653,000 Texas Industries, Inc., 7.25% 7/15/13 (144A)                  $ 21,788,915
           Diversified Metals & Mining - 1.2 %
73,735,000 Freeport-McMoran Copper & Gold, 6.875%, 2/1/09 (b)            $ 72,260,300
           Fertilizers & Agricultural Chemicals - 0.1 %
 2,430,000 Scotts Co., 6.625%, 11/15/13                                  $  2,502,900
           Metal & Glass Containers - 2.9 %
48,400,000 Crown Cork and Seal Co. Inc., 7.375%, 12/15/26                $ 45,980,000
25,080,000 Crown Holdings, 10.875%, 3/1/13                                 29,406,300
100,181,000Crown Holdings, 9.5%, 3/1/11                                   110,199,100
                                                                         $185,585,400
           Paper Packaging - 0.0 %
   250,000 Stone Container Fin Can, 7.375%, 7/15/14                      $    238,125
           Paper Products - 7.0 %
30,295,000 Abitibi-Consolidated, Inc., 6.0%, 6/20/13 (b)                 $ 28,250,088
20,725,000 Abitibi-Consolidated, Inc., 7.4%, 4/1/18                        18,859,750
 4,932,000 Abitibi-Consolidated, Inc., 8.5%, 8/1/29                         4,660,740
 9,050,000 Abitibi-Consolidated, Inc., 8.55%, 8/1/10                        9,502,500
33,255,000 Abitibi-Consolidated, Inc., 8.85%, 8/1/30                       32,423,625
   400,000 Abitibi-Consolidated, Inc., Floating Rate Note, 6/15/11            402,000
88,920,000 Bowater Canada Finance, 7.95%, 11/15/11                         94,255,200
194,040,000Bowater, Inc., 6.5%, 6/15/13 (b)                               191,614,500
30,270,000 Bowater, Inc., 9.375%, 12/15/21                                 33,599,700
 9,465,000 Bowater, Inc., 9.5%, 10/15/12                                   10,695,450
23,635,000 Smurfit Capital Funding Plc., 7.5%, 11/20/25                    22,098,725
                                                                         $446,362,278
           Specialty Chemicals - 1.0 %
65,485,000 Millenium America, Inc., 7.625%, 11/15/26                     $ 61,310,331
 4,000,000 Millennium America, Inc., 9.25%, 6/15/08                         4,360,000
                                                                         $ 65,670,331
           Total Materials                                               $1,083,312,999
           Capital Goods - 7.7 %
           Aerospace & Defense - 3.6 %
132,888,000DRS Technologies, Inc., 6.875%, 11/1/13                       $136,542,420
34,715,000 Esterline Technology, 7.75%, 6/15/13                            36,971,475
55,215,000 L-3 Communication Corp., 5.875%, 1/15/15                        53,972,663
                                                                         $227,486,558
           Industrial Machinery - 4.1 %
20,900,000 Gardner Denver, Inc., 8.0%, 5/1/13 (144A)                     $ 22,049,500
71,776,000 JLG Industries, Inc., 8.375%, 6/15/12 (b)                       76,082,560
40,995,000 Manitowoc Co., Inc., 7.125%, 11/1/13                            43,147,238
18,523,000 Manitowoc Co., Inc., 10.5%, 8/1/12                              20,930,990
102,442,760Mueller Industries, Inc., 6.0%, 11/1/14                        101,930,546
                                                                         $264,140,834
           Total Capital Goods                                           $491,627,392
           Transportation - 0.7 %
           Air Freight & Couriers - 0.7 %
45,400,000 Petroleum Helicopters, 9.375%, 5/1/09                         $ 47,726,750
           Total Transportation                                          $ 47,726,750
           Automobiles & Components - 0.3 %
           Tires & Rubber - 0.3 %
20,400,000 Goodyear Tire & Rubber, 7.857%, 8/15/11 (b)                   $ 20,604,000
           Total Automobiles & Components                                $ 20,604,000
           Consumer Durables & Apparel - 1.3 %
           Footwear - 0.4 %
23,025,000 Brown Shoe Co., Inc., 8.75%, 5/1/12                           $ 24,636,750
           Homebuilding - 0.9 %
15,470,000 Beazer Homes USA, 6.5%, 11/15/13                              $ 15,508,675
14,880,000 Beazer Homes USA, 6.875%, 7/15/15 (144A)                        15,028,800
26,018,000 Meritage Homes Corp., 6.25%, 3/15/15                            25,107,370
                                                                         $ 55,644,845
           Total Consumer Durables & Apparel                             $ 80,281,595
           Consumer Services - 1.8 %
           Hotels, Resorts & Cruise Lines - 1.8 %
46,289,000 Meristar Hospitality Corp., 9.125%, 1/15/11 (b)               $ 49,182,063
62,776,000 Meristar Hospitality Operations Finance Corp., 9.0%, 1/15/08    65,600,920
                                                                         $114,782,983
           Total Consumer Services                                       $114,782,983
           Media - 2.5 %
           Advertising - 2.5 %
157,595,000Interpublic Group, Inc., 7.25%, 8/15/11                       $156,499,872
           Total Media                                                   $156,499,872
           Retailing - 3.1 %
           Automotive Retail - 1.8 %
97,793,000 Pep Boys-Manny Moe Jack, 7.5%, 12/15/14                       $ 89,480,595
21,305,000 Sonic Automotive, Inc., 8.625%, 8/15/13                         21,944,150
                                                                         $111,424,745
           Department Stores - 1.3 %
81,767,000 J.C. Penney Co., Inc., 7.625%, 3/1/97                         $ 83,811,175
           Total Retailing                                               $195,235,920
           Health Care Equipment & Services - 1.9 %
           Health Care Equipment - 0.3 %
14,375,000 Bio-Rad Laboratories, Inc., 6.125%, 12/15/14                  $ 14,482,813
 4,500,000 Bio-Rad Laboratories, Inc., 7.5%, 8/15/13                        4,848,750
                                                                         $ 19,331,563
           Health Care Facilities - 0.8 %
 9,145,000 HCA, Inc., 6.75%, 7/15/13                                     $  9,559,150
 8,445,000 HCA, Inc., 7.05%, 12/1/27                                        8,328,103
 1,000,000 HCA, Inc., 7.58%, 9/15/25                                        1,042,765
18,525,000 HCA, Inc., 7.69%, 6/15/25                                       19,628,034
12,150,000 HCA, Inc., 7.875%, 2/1/11                                       13,306,243
                                                                         $ 51,864,295
           Health Care Supplies - 0.8 %
52,470,000 Inverness Medical Innovation, 8.75%, 2/15/12                  $ 50,895,900
           Total Health Care Equipment & Services                        $122,091,758
           Pharmaceuticals & Biotechnology - 2.3 %
           Pharmaceuticals - 2.3 %
147,555,000Valeant Pharmaceuticals, 7.0%, 12/15/11                       $146,448,338
           Total Pharmaceuticals & Biotechnology                         $146,448,338
           Insurance - 0.0 %
           Property & Casualty Insurance - 0.0 %
   250,000 Crum & Forster Holding Corp., 10.375%, 6/15/13                $    275,000
           Total Insurance                                               $    275,000
           Real Estate - 6.9 %
           Real Estate Management & Development - 3.3 %
79,400,000 Forest City Enterprises, 6.5%, 2/1/17                         $ 79,995,500
117,845,000Forest City Enterprises, 7.625%, 6/1/15                        125,799,537
                                                                         $205,795,037
           Real Estate Investment Trusts - 3.6 %
56,070,000 BF Saul Real Estate Investment Trust, 7.5%, 3/1/14            $ 58,032,450
39,246,000 Crescent Real Estate, 7.5%, 9/15/07                             40,129,035
124,335,000Crescent Real Estate, 9.25%, 4/15/09                           132,416,775
                                                                         $230,578,260
           Total Real Estate                                             $436,373,297
           Technology Hardware & Equipment - 4.2 %
           Communications Equipment - 1.1 %
16,264,000 Corning Glass, 8.875%, 3/15/16                                $ 19,774,307
23,340,000 Corning, Inc., 8.875%, 8/16/21                                  28,219,507
20,330,000 Lucent Technologies, Inc., 6.45%, 3/15/29                       18,297,000
 1,000,000 Lucent Technologies, Inc., 6.5%, 1/15/28                           897,500
                                                                         $ 67,188,314
           Electronic Equipment & Instruments - 1.0 %
57,880,000 General Cable Corp, 9.5%, 11/15/10                            $ 60,991,050
           Technology Distributors - 2.2 %
26,798,000 Anixter International Corp., 5.95%, 3/1/15                    $ 26,159,538
76,316,000 Arrow Electronic, Inc., 6.875%, 6/1/18                          81,237,085
29,856,000 Arrow Electronic, Inc., 7.5%, 1/15/27                           33,846,911
                                                                         $141,243,534
           Total Technology Hardware & Equipment                         $269,422,898
           Utilities - 4.8 %
           Electric Utilities - 3.7 %
49,278,000 Allegheny Energy Supply, 7.8%, 3/15/11 (b)                    $ 53,836,214
80,890,000 Allegheny Energy Supply, 8.25%, 4/15/12 (144A)                  91,001,250
 8,400,000 Allegheny Generating Co., 6.875%, 9/1/23                         7,854,000
40,868,000 CMS Energy Corp., 7.5%, 1/15/09                                 43,013,570
36,128,000 CMS Energy Corp., 8.5%, 4/15/11                                 40,598,840
   500,000 Cogentrix Energy Inc., 8.75%, 10/15/08 (144A)                      563,528
                                                                         $236,867,402
           Multi-Utilities - 1.0 %
56,655,000 CMS Energy Corp. 7.75%, 8/1/10                                $ 61,187,400
           Water Utilities - 0.1 %
 6,721,000 National Waterworks Co., 10.5%, 12/1/12                       $  7,863,570
           Total Utilities                                               $305,918,372
           TOTAL CORPORATE BONDS
           (Cost   $3,610,440,280)                                       $3,753,698,379

           TOTAL INVESTMENT IN SECURITIES - 99.4 %
           (Cost   $6,046,704,267) (a)                                   $6,324,905,611

           OTHER ASSETS AND LIABILITIES - 0.6 %                          $40,879,619

           TOTAL NET ASSETS - 100.0%                                     $6,365,785,230


      +    Investment held by the Fund in convertible bonds, when if converted would represent 5% or more
	   of the outstanding voting stock of such company and, is deemed to be an affiliate of the fund.


        *  Non-income producing security

     144A  Security is exempt from registration under Rule 144A of the Securities Act of 1933.
           Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 31, 2005, the value of these securities amounted to
            $442,556,903 or 7.0% of total net assets.

           (a)  At July 31, 2005, the net unrealized gain on investments based on cost for federal income t

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost                       $  559,110,579

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value                       $ (283,182,736)

           Net unrealized gain                                             $  275,927,843

      (b)  At July 31, 2005, the following securities were out on loan:

   Shares                             Security                            Market Value
 1,237,250 Abitibi-Consolidated, Inc., 6.0%, 6/20/13                        1,153,736
 3,890,000 Allegheny Energy Supply, 7.8%, 3/15/11                           4,249,825
    70,325 Atmos Energy Corp.                                               2,050,677
 2,205,000 Axcelis Technologies, 4.25%, 1/15/07                             2,137,503
19,947,000 Bowater, Inc., 6.5%, 6/15/13                                    19,697,663
    27,300 Celanese Corp., 4.25%, 12/31/49                                    767,813
 6,000,000 Freeport-McMoran Copper & Gold, 6.875%, 2/1/09                   5,880,000
    42,100 General Cable Corp., 5.75%, 11/24/13                             3,752,163
   169,469 General Growth Pro                                               7,792,185
15,300,000 Goodyear Tire & Rubber, 7.857%, 8/15/11                         15,453,000
 1,091,000 Graftech International, 1.625%, 1/15/24 (144A)                     730,394
 2,014,000 Interpublic Group, 4.5%, 3/15/23                                 2,494,843
12,315,000 JLG Industries Inc., 8.375%, 6/15/12                            13,053,900
 1,312,000 Maxtor Corp., 6.8%, 4/30/10                                      1,246,400
   420,000 Meristar Hospitality Corp., 9.125%, 1/15/11                        446,250
 1,000,000 Millennium Chemicals, Inc., 4.0%, 11/15/23                       2,159,694
   594,200 Semco Energy, Inc. *                                             3,998,966
 1,470,000 Tesoro Petroleum Corp., 9.625%, 4/1/12                           1,631,700
           Total                                                          $88,696,712



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Yield Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date September 29, 2005

* Print the name and title of each signing officer under his or her signature.